Goodwill and Intangible Assets, Net - Summary of Pre-tax Discount Rates and Long-term Growth Rates Used to Determine the Discounted Cash Flows (Detail)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
United States [member]
Disclosure of information for cash-generating units [line items]
Discount rates	7.80%	8.50%	8.80%
Growth rates	2.50%	2.50%	2.50%
Spain [member]
Disclosure of information for cash-generating units [line items]
Discount rates	8.30%	8.80%	9.50%
Growth rates	1.60%	1.70%	1.70%
Mexico [member]
Disclosure of information for cash-generating units [line items]
Discount rates	9.00%	9.40%	10.20%
Growth rates	2.40%	3.00%	2.70%
Colombia [member]
Disclosure of information for cash-generating units [line items]
Discount rates	8.90%	9.50%	10.50%
Growth rates	3.70%	3.60%	3.70%
France [member]
Disclosure of information for cash-generating units [line items]
Discount rates	8.00%	8.40%	9.00%
Growth rates	1.40%	1.60%	1.80%
United Arab Emirates [member]
Disclosure of information for cash-generating units [line items]
Discount rates	8.80%	11.00%	10.40%
Growth rates	2.50%	2.90%	3.10%
United Kingdom [member]
Disclosure of information for cash-generating units [line items]
Discount rates	8.00%	8.40%	9.00%
Growth rates	1.50%	1.60%	1.70%
Bottom of range [member] | Other countries [member]
Disclosure of information for cash-generating units [line items]
Discount rates	8.10%	8.50%	9.10%
Growth rates	1.60%	2.30%	2.30%
Top of range [member] | Other countries [member]
Disclosure of information for cash-generating units [line items]
Discount rates	11.50%	13.30%	11.80%
Growth rates	6.50%	6.90%	6.80%